Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Millions	9 Months Ended
Dec. 31, 2023 USD ($)
Share-based compensation cost	$ 639
Restricted Stock Units, Liability-Classified
Share-based compensation cost	$ 212